DERIVATIVES ACTIVITIES - Derivative Mark-to-Market (MTM) Receivables/Payables (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivative Mark-to-Market (MTM) Receivables/Payables
Netting of cash collateral received	$ (45,912)	$ (43,227)
Netting of cash collateral paid	(49,811)	(42,609)
Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Cash collateral received, gross	61	61
Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	617,477	618,981
Cash collateral paid, net of amount used to offset derivative liabilities	11,188	4,911
Less: Netting agreements to assets	(519,000)	(524,481)
Netting of cash collateral received	(45,912)	(43,227)
Total trading account derivatives, assets	63,753	56,184
Cash collateral received	(819)	(779)
Non-cash collateral received	(11,767)	(9,855)
Total Net receivables	51,167	45,550
Cash collateral paid, gross	60,999	47,520
Does not meet applicable offsetting guidance, assets	7,000	10,000
Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets	(383,000)	(391,000)
Less: Netting agreements to liabilities		(391,000)
Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets	(128,000)	(126,000)
Less: Netting agreements to liabilities		(126,000)
Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to assets	(8,000)	(7,000)
Less: Netting agreements to liabilities		(7,000)
Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	609,507	611,054
Cash collateral received, net of amount used to offset derivative assets	15,731	13,628
Less: Netting agreements to liabilities	(519,000)	(524,481)
Netting of cash collateral paid	(49,811)	(42,609)
Total derivative liabilities	56,427	57,592
Cash collateral paid	(19)	(2)
Non-cash collateral paid	(5,883)	(5,131)
Total Net payables	50,525	52,459
Cash collateral received, gross	61,643	56,855
Does not meet applicable offsetting guidance, liabilities	9,000	10,000
Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to liabilities	(383,000)
Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to liabilities	(128,000)
Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Less: Netting agreements to liabilities	(8,000)
Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	3,392	3,696
Cash collateral paid, net of amount used to offset derivative liabilities	8	8
Less: Netting agreements to assets	0	0
Netting of cash collateral received	(1,345)	(1,949)
Total trading account derivatives, assets	2,055	1,755
Cash collateral received	0	0
Non-cash collateral received	(530)	(270)
Total Net receivables	1,525	1,485
Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	1,551	1,640
Cash collateral received, net of amount used to offset derivative assets	1	37
Less: Netting agreements to liabilities	0	0
Netting of cash collateral received	(53)	(53)
Netting of cash collateral paid	(53)	(53)
Total derivative liabilities	1,499	1,624
Cash collateral paid	0	0
Non-cash collateral paid	0	0
Total Net payables	1,499	1,624
Cash collateral received, gross	1,346	1,986
Derivatives instruments designated as ASC 815 hedges | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	6,740	7,557
Derivatives instruments designated as ASC 815 hedges | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	2,718	1,940
Derivatives instruments designated as ASC 815 hedges | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	2,721	2,428
Derivatives instruments designated as ASC 815 hedges | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	749	783
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	4,246	4,869
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	716	262
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	3,530	4,607
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	2,325	1,576
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	171	105
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	2,154	1,471
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	1,974	2,333
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	1,927	2,328
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	47	5
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	104	106
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	22	106
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	82	0
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	2,494	2,688
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	2,494	2,688
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	393	364
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	393	364
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	747	95
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	747	95
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	645	677
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	645	677
Derivatives not designated in a qualifying hedging relationship | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	610,737	611,424
Derivatives not designated in a qualifying hedging relationship | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	606,789	609,114
Derivatives not designated in a qualifying hedging relationship | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	671	1,268
Derivatives not designated in a qualifying hedging relationship | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	802	857
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	365,079	410,025
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	244,072	289,124
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	120,920	120,848
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	87	53
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	352,436	394,328
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	221,534	267,761
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	130,855	126,532
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	47	35
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	465	426
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	225	182
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	240	244
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	354	228
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	5	12
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	349	216
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	183,168	126,629
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	182,659	126,474
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	482	134
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	27	21
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	187,368	133,549
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	186,867	133,361
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	470	152
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	31	36
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	60	66
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	60	66
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	24,110	21,885
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	15,625	14,560
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	1	28
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	8,484	7,297
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	26,516	26,516
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	19,119	20,107
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	21	3
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	7,376	6,406
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	13,765	18,010
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	13,046	16,794
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	719	1,216
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	15,032	20,553
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	14,234	18,641
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	798	1,912
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other assets | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Other liabilities | Exchange traded
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	0	0
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	24,615	34,875
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets | Purchased
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	8,871	17,957
Derivative payables		16,968
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets | Sold
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	15,744	16,918
Derivative payables		17,200
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	19,033	31,072
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	5,582	3,803
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	25,437	34,168
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities | Purchased
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	16,722
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities | Sold
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	8,715
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	19,563	30,608
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	5,874	3,560
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other assets
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	206	842
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other assets | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	159	711
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other assets | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative receivables	47	131
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other liabilities
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	388	563
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other liabilities | Over-the-counter
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	78	245
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Other liabilities | Cleared
Derivative Mark-to-Market (MTM) Receivables/Payables
Derivative payables	$ 310	$ 318